Long term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Long term Debt [Abstract]
Bank loans and notes
	2013	2014
Commerzbank $120,000 and $26,000 facilities	$82,530	$74,680
Credit Agricole Corporate and Investment Bank $70,000 facility	58,908	54,968
ABN AMRO Bank N.V. $31,000 facility	18,400	12,800
HSH Nordbank AG $64,500 facility	30,496	29,600
HSH Nordbank AG $35,000 facility	-	33,187
Deutsche Bank AG $39,000 facility	-	36,660
ABN $87,458 Facility	-	76,689
Deutsche Bank $85,000 Facility	-	82,708
HSBC $86,600 Facility	-	83,490
CEXIM $57,360 Facility	-	-
HSBC $20,000 Dioriga Facility	-	19,300
NIBC $32,000 Facility	-	-
BNP $32,480 Facility	-	32,480
Excel Vessel Bridge Facility	-	56,161
DVB $24,750 Facility	-	24,750
Excel Vessel CiT Facility	-	30,000
Sinosure Facility	-	-
Citi Facility	-	51,478
Heron Vessels Facility	-	24,567
DNB $120,000 Facility	-	88,275
8.00% 2019 Notes	-	50,000
	$190,334	$861,793

Principal payments

Years	Amount
December 31, 2015	$96,485
December 31, 2016	229,040
December 31, 2017	69,894
December 31, 2018	126,895
December 31, 2019	283,366
December 31, 2020 and thereafter	56,113
Total (including Excel Vessel Bridge Facility and 8.00% 2019 Notes)	$861,793
Excluding Excel Vessel Bridge Facility presented separately in the balance sheet (Note 3)	56,161
Excluding 8.00% 2019 Notes	50,000
Total Long term debt	$755,632
Long term debt - current portion	$88,317
Long term debt - non-current portion	$667,315

Interest and finance costs

	2012	2013	2014
Interest on long term debt	$7,167	$6,786	$15,362
Less: Interest capitalized	—	(633)	(7,838)
Reclassification adjustments of interest rate swap loss transferred to Interest and finance costs from Other comprehensive loss	—	—	1,055
Amortization of deferred finance charges	502	522	681
Other bank and finance charges	169	139	315
Interest and finance costs	$7,838	$6,814	$9,575